Goodwill and Intangible Assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Goodwill and Intangible Assets (Textual)
Carrying amount of goodwill		$ 2,410,335
Carrying amount of tradename		760,000
Customer list, net of amortization		$ 515,285
Impairment charges	$ 3,420,624